CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	¥ (1,177,120)	$ (184,717)	¥ (1,012,346)	¥ (1,504,039)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities
Depreciation of property and equipment	27,494	4,314	28,960	24,715
Amortization of finance leases	8,463	1,328	4,590	1,372
Share-based compensation	42,254	6,631	20,520	7,368
Noncash lease expenses	132,000	20,714	118,214	102,252
Loss of disposal of property and equipment	5,555	872	288
Lease termination loss	67,413	10,579
Fair value change of investments	5,643	886	(7,820)
Fair value change of derivative instruments	(80,651)	(12,656)	(22,393)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(11,789)	(1,850)	(67,432)	49,618
Other non-current assets	28,665	4,498	(27,163)	(10,171)
Changes in operating lease assets and liabilities	(134,817)	(21,156)	(115,932)	(95,758)
Accrued payroll and other human resource expenses	(20,373)	(3,197)	213,871	410,017
Refund liabilities	593,776	93,176	(38,403)	(16,789)
Other current liabilities	(319,854)	(50,192)	207,576	60,056
Deferred revenue	(2,257,961)	(354,323)	1,033,127	1,043,717
Other non-current liabilities	(7,443)	(1,168)	8,628	2,706
NET CASH GENERATED FROM (USED IN) OPERATING ACTIVITIES	(3,098,745)	(486,262)	344,285	75,064
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(42,486)	(6,667)	(23,312)	(30,728)
Purchase of short-term investments	(8,051,426)	(1,263,444)	(3,748,775)	(1,227,858)
Purchase of long-term investments			(250,000)
Proceeds from maturity of short-term investments	11,756,230	1,844,809	1,227,858	230,000
Proceeds from maturity of long-term investments	250,000	39,230
CASH (USED IN) GENERATED FROM INVESTING ACTIVITIES	3,912,318	613,928	(2,794,229)	(1,028,586)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on finance leases	(12,354)	(1,939)	(2,025)	(1,087)
Proceeds from issuance of convertible redeemable preferred shares and redeemable ordinary shares	291,641	45,765	1,716,310	789,268
Proceeds from issuance of Class A ordinary shares pursuant to IPO and over-allotment	269,201	42,244
Proceeds from exercise of stock options shares	380	60
CASH GENERATED FROM FINANCING ACTIVITIES	548,868	86,130	1,714,285	788,181
Effect of exchange rate changes	(56,743)	(8,904)	(105,183)	25,490
Net (decrease) increase in cash, cash equivalents and restricted cash	1,305,698	204,892	(840,842)	(139,851)
Cash, cash equivalents and restricted cash at beginning of the year	832,249	130,598	1,673,091	1,812,942
Cash, cash equivalents and restricted cash at end of the year	2,137,947	335,490	832,249	1,673,091
Supplemental schedule of non-cash activities:
Purchases of property and equipment included in payable	1,839	289	14,340	10,143
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	223,502	35,072	195,018	97,015
Deemed dividend			101,795
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	2,217,489	347,972	837,856	508,130
Conversion of convertible redeemable preferred shares and redeemable ordinary shares into Class A ordinary shares	8,868,913	$ 1,391,726
Reconciliation to amounts on the Consolidated Balance Sheets
Cash and cash equivalents	2,117,006		721,462	1,673,091
Restricted cash	20,941		110,787
Total cash, cash equivalents and restricted cash	¥ 2,137,947		¥ 832,249	¥ 1,673,091